Segment and Related Information (Tables)	9 Months Ended
Feb. 29, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

Summarized financial information concerning our reportable segments for the nine months ended February 29, 2020 is shown in the following table:

	Revenues	Net Loss	Depreciation and Amortization	Capital Expenditures	Goodwill	Total Assets

Franchise royalties and fees	$432,000	$(91,000)	$3,000	$-	$651,000	$1,713,000
Company-owned stores	155,000	(209,000)	34,000	153,000	-	623,000
Esports revenue	114,000	(213,000)	154,000	8,000	4,456,000	5,981,000
Corporate	-	(738,000)	-	-	-	156,000
Total	$701,000	$(1,251,000)	$191,000	$161,000	$5,107,000	$8,473,000